LOANS AND PAYMENT PLAN RECEIVABLES, Impaired Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Impaired loans [Abstract]
TDR	$ 25,501		$ 26,945
Non - TDR	418		423
TDR - allowance based on collateral	16,231		20,142
TDR - allowance based on present value cash flow	101,931		98,130
Non - TDR - allowance based on collateral	6,580		13,773
Non - TDR - allowance based on present value cash flow	0		0
Total impaired loans	150,661		159,413
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral	5,060		6,004
TDR - allowance based on present value cash flow	14,462		12,048
Non - TDR - allowance based on collateral	1,487		4,247
Non - TDR - allowance based on present value cash flow	0		0
Total amount of allowance for loan losses allocated	21,009		22,299
Impaired Loans by class [Abstract]
Recorded Investment	150,661		159,413
With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	26,007	[1]	27,451	[1]
Impaired Loans by class [Abstract]
Recorded Investment	26,007	[1]	27,451	[1]
Unpaid Principal Balance	29,365	[1]	32,334	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	26,853	[2]	27,674	[2]
Interest Income Recognized	1,264	[2]	1,130	[2]
With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	125,160	[1]	132,479	[1]
Impaired Loans by class [Abstract]
Recorded Investment	125,160	[1]	132,479	[1]
Unpaid Principal Balance	136,557	[1]	147,607	[1]
Related Allowance	21,009	[1]	22,299	[1]
Average Recorded Investment	132,586	[2]	127,785	[2]
Interest Income Recognized	4,727	[2]	4,143	[2]
Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	151,167	[1]	159,930	[1]
Impaired Loans by class [Abstract]
Recorded Investment	151,167	[1]	159,930	[1]
Unpaid Principal Balance	165,922	[1]	179,941	[1]
Related Allowance	21,009	[1]	22,299	[1]
Average Recorded Investment	159,439	[2]	155,459	[2]	168,000
Interest Income Recognized	5,991	[2]	5,273	[2]	5,700
Accrued Interest Included in Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	506	[1]	517	[1]
Impaired Loans by class [Abstract]
Recorded Investment	506	[1]	517	[1]
Commercial [Member] | Income Producing - Real Estate [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	4,050	[1]	4,626	[1]
Impaired Loans by class [Abstract]
Recorded Investment	4,050	[1]	4,626	[1]
Unpaid Principal Balance	4,672	[1]	6,386	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	2,981	[2]	3,170	[2]
Interest Income Recognized	166	[2]	170	[2]
Commercial [Member] | Income Producing - Real Estate [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	20,628	[1]	22,781	[1]
Impaired Loans by class [Abstract]
Recorded Investment	20,628	[1]	22,781	[1]
Unpaid Principal Balance	24,250	[1]	29,400	[1]
Related Allowance	1,822	[1]	3,642	[1]
Average Recorded Investment	23,508	[2]	18,812	[2]
Interest Income Recognized	571	[2]	117	[2]
Commercial [Member] | Income Producing - Real Estate [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	24,678	[1]	27,407	[1]
Impaired Loans by class [Abstract]
Recorded Investment	24,678	[1]	27,407	[1]
Unpaid Principal Balance	28,922	[1]	35,786	[1]
Related Allowance	1,822	[1]	3,642	[1]
Average Recorded Investment	26,489	[2]	21,982	[2]
Interest Income Recognized	737	[2]	287	[2]
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	3,304	[1]	219	[1]
Impaired Loans by class [Abstract]
Recorded Investment	3,304	[1]	219	[1]
Unpaid Principal Balance	3,294	[1]	243	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	2,549	[2]	613	[2]
Interest Income Recognized	150	[2]	35	[2]
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	8,808	[1]	12,362	[1]
Impaired Loans by class [Abstract]
Recorded Investment	8,808	[1]	12,362	[1]
Unpaid Principal Balance	11,971	[1]	14,055	[1]
Related Allowance	1,986	[1]	3,633	[1]
Average Recorded Investment	10,305	[2]	9,828	[2]
Interest Income Recognized	183	[2]	114	[2]
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	12,112	[1]	12,581	[1]
Impaired Loans by class [Abstract]
Recorded Investment	12,112	[1]	12,581	[1]
Unpaid Principal Balance	15,265	[1]	14,298	[1]
Related Allowance	1,986	[1]	3,633	[1]
Average Recorded Investment	12,854	[2]	10,441	[2]
Interest Income Recognized	333	[2]	149	[2]
Commercial [Member] | Commercial and Industrial [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	2,611	[1]	3,593	[1]
Impaired Loans by class [Abstract]
Recorded Investment	2,611	[1]	3,593	[1]
Unpaid Principal Balance	2,592	[1]	3,677	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	3,526	[2]	2,874	[2]
Interest Income Recognized	246	[2]	70	[2]
Commercial [Member] | Commercial and Industrial [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	16,233	[1]	15,093	[1]
Impaired Loans by class [Abstract]
Recorded Investment	16,233	[1]	15,093	[1]
Unpaid Principal Balance	18,564	[1]	18,357	[1]
Related Allowance	2,750	[1]	2,977	[1]
Average Recorded Investment	17,828	[2]	11,501	[2]
Interest Income Recognized	467	[2]	352	[2]
Commercial [Member] | Commercial and Industrial [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	18,844	[1]	18,686	[1]
Impaired Loans by class [Abstract]
Recorded Investment	18,844	[1]	18,686	[1]
Unpaid Principal Balance	21,156	[1]	22,034	[1]
Related Allowance	2,750	[1]	2,977	[1]
Average Recorded Investment	21,354	[2]	14,375	[2]
Interest Income Recognized	713	[2]	422	[2]
Mortgage [Member] | 1-4 Family [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	5,666	[1]	6,975	[1]
Impaired Loans by class [Abstract]
Recorded Investment	5,666	[1]	6,975	[1]
Unpaid Principal Balance	7,921	[1]	9,242	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	6,952	[2]	8,566	[2]
Interest Income Recognized	239	[2]	299	[2]
Mortgage [Member] | 1-4 Family [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	58,494	[1]	61,214	[1]
Impaired Loans by class [Abstract]
Recorded Investment	58,494	[1]	61,214	[1]
Unpaid Principal Balance	60,497	[1]	63,464	[1]
Related Allowance	8,518	[1]	7,716	[1]
Average Recorded Investment	59,533	[2]	62,811	[2]
Interest Income Recognized	2,613	[2]	2,692	[2]
Mortgage [Member] | 1-4 Family [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	64,160	[1]	68,189	[1]
Impaired Loans by class [Abstract]
Recorded Investment	64,160	[1]	68,189	[1]
Unpaid Principal Balance	68,418	[1]	72,706	[1]
Related Allowance	8,518	[1]	7,716	[1]
Average Recorded Investment	66,485	[2]	71,377	[2]
Interest Income Recognized	2,852	[2]	2,991	[2]
Mortgage [Member] | Resort Lending [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	5,383	[1]	7,156	[1]
Impaired Loans by class [Abstract]
Recorded Investment	5,383	[1]	7,156	[1]
Unpaid Principal Balance	5,539	[1]	7,680	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	6,148	[2]	7,751	[2]
Interest Income Recognized	220	[2]	330	[2]
Mortgage [Member] | Resort Lending [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	18,380	[1]	18,159	[1]
Impaired Loans by class [Abstract]
Recorded Investment	18,380	[1]	18,159	[1]
Unpaid Principal Balance	18,621	[1]	19,351	[1]
Related Allowance	4,321	[1]	2,534	[1]
Average Recorded Investment	18,360	[2]	21,750	[2]
Interest Income Recognized	780	[2]	734	[2]
Mortgage [Member] | Resort Lending [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	23,763	[1]	25,315	[1]
Impaired Loans by class [Abstract]
Recorded Investment	23,763	[1]	25,315	[1]
Unpaid Principal Balance	24,160	[1]	27,031	[1]
Related Allowance	4,321	[1]	2,534	[1]
Average Recorded Investment	24,508	[2]	29,501	[2]
Interest Income Recognized	1,000	[2]	1,064	[2]
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	15	[1]	0	[1]
Impaired Loans by class [Abstract]
Recorded Investment	15	[1]	0	[1]
Unpaid Principal Balance	31	[1]	0	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	10	[2]	0	[2]
Interest Income Recognized	0	[2]	0	[2]
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	47	[1]	64	[1]
Impaired Loans by class [Abstract]
Recorded Investment	47	[1]	64	[1]
Unpaid Principal Balance	46	[1]	73	[1]
Related Allowance	30	[1]	35	[1]
Average Recorded Investment	55	[2]	32	[2]
Interest Income Recognized	2	[2]	2	[2]
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	62	[1]	64	[1]
Impaired Loans by class [Abstract]
Recorded Investment	62	[1]	64	[1]
Unpaid Principal Balance	77	[1]	73	[1]
Related Allowance	30	[1]	35	[1]
Average Recorded Investment	65	[2]	32	[2]
Interest Income Recognized	2	[2]	2	[2]
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	43	[1]	134	[1]
Impaired Loans by class [Abstract]
Recorded Investment	43	[1]	134	[1]
Unpaid Principal Balance	118	[1]	211	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	62	[2]	118	[2]
Interest Income Recognized	3	[2]	4	[2]
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	0	[1]	0	[1]
Impaired Loans by class [Abstract]
Recorded Investment	0	[1]	0	[1]
Unpaid Principal Balance	0	[1]	0	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	19	[2]	9	[2]
Interest Income Recognized	0	[2]	0	[2]
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	43	[1]	134	[1]
Impaired Loans by class [Abstract]
Recorded Investment	43	[1]	134	[1]
Unpaid Principal Balance	118	[1]	211	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	81	[2]	127	[2]
Interest Income Recognized	3	[2]	4	[2]
Installment [Member] | Home Equity Installment - 1st Lien [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	2,027	[1]	2,100	[1]
Impaired Loans by class [Abstract]
Recorded Investment	2,027	[1]	2,100	[1]
Unpaid Principal Balance	2,219	[1]	2,196	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	1,961	[2]	1,955	[2]
Interest Income Recognized	97	[2]	96	[2]
Installment [Member] | Home Equity Installment - 1st Lien [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	1,215	[1]	1,232	[1]
Impaired Loans by class [Abstract]
Recorded Investment	1,215	[1]	1,232	[1]
Unpaid Principal Balance	1,240	[1]	1,293	[1]
Related Allowance	610	[1]	660	[1]
Average Recorded Investment	1,432	[2]	1,408	[2]
Interest Income Recognized	50	[2]	60	[2]
Installment [Member] | Home Equity Installment - 1st Lien [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	3,242	[1]	3,332	[1]
Impaired Loans by class [Abstract]
Recorded Investment	3,242	[1]	3,332	[1]
Unpaid Principal Balance	3,459	[1]	3,489	[1]
Related Allowance	610	[1]	660	[1]
Average Recorded Investment	3,393	[2]	3,363	[2]
Interest Income Recognized	147	[2]	156	[2]
Installment [Member] | Home Equity Installment - 2nd Lien [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	2,278	[1]	1,987	[1]
Impaired Loans by class [Abstract]
Recorded Investment	2,278	[1]	1,987	[1]
Unpaid Principal Balance	2,278	[1]	1,987	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	2,093	[2]	2,014	[2]
Interest Income Recognized	111	[2]	93	[2]
Installment [Member] | Home Equity Installment - 2nd Lien [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	1,161	[1]	1,421	[1]
Impaired Loans by class [Abstract]
Recorded Investment	1,161	[1]	1,421	[1]
Unpaid Principal Balance	1,174	[1]	1,458	[1]
Related Allowance	930	[1]	1,062	[1]
Average Recorded Investment	1,325	[2]	1,466	[2]
Interest Income Recognized	51	[2]	66	[2]
Installment [Member] | Home Equity Installment - 2nd Lien [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	3,439	[1]	3,408	[1]
Impaired Loans by class [Abstract]
Recorded Investment	3,439	[1]	3,408	[1]
Unpaid Principal Balance	3,452	[1]	3,445	[1]
Related Allowance	930	[1]	1,062	[1]
Average Recorded Investment	3,418	[2]	3,480	[2]
Interest Income Recognized	162	[2]	159	[2]
Installment [Member] | Loans Not Secured By Real Estate [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	610	[1]	637	[1]
Impaired Loans by class [Abstract]
Recorded Investment	610	[1]	637	[1]
Unpaid Principal Balance	681	[1]	688	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	549	[2]	598	[2]
Interest Income Recognized	30	[2]	31	[2]
Installment [Member] | Loans Not Secured By Real Estate [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	194	[1]	153	[1]
Impaired Loans by class [Abstract]
Recorded Investment	194	[1]	153	[1]
Unpaid Principal Balance	194	[1]	156	[1]
Related Allowance	42	[1]	40	[1]
Average Recorded Investment	221	[2]	168	[2]
Interest Income Recognized	10	[2]	6	[2]
Installment [Member] | Loans Not Secured By Real Estate [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	804	[1]	790	[1]
Impaired Loans by class [Abstract]
Recorded Investment	804	[1]	790	[1]
Unpaid Principal Balance	875	[1]	844	[1]
Related Allowance	42	[1]	40	[1]
Average Recorded Investment	770	[2]	766	[2]
Interest Income Recognized	40	[2]	37	[2]
Installment [Member] | Others 2 [Member] | With No Related Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	20	[1]	24	[1]
Impaired Loans by class [Abstract]
Recorded Investment	20	[1]	24	[1]
Unpaid Principal Balance	20	[1]	24	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	22	[2]	15	[2]
Interest Income Recognized	2	[2]	2	[2]
Installment [Member] | Others 2 [Member] | With An Allowance Recorded [Member]
Impaired loans [Abstract]
Total impaired loans	0	[1]	0	[1]
Impaired Loans by class [Abstract]
Recorded Investment	0	[1]	0	[1]
Unpaid Principal Balance	0	[1]	0	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	0	[2]	0	[2]
Interest Income Recognized	0	[2]	0	[2]
Installment [Member] | Others 2 [Member] | Total Recorded Investment [Member]
Impaired loans [Abstract]
Total impaired loans	20	[1]	24	[1]
Impaired Loans by class [Abstract]
Recorded Investment	20	[1]	24	[1]
Unpaid Principal Balance	20	[1]	24	[1]
Related Allowance	0	[1]	0	[1]
Average Recorded Investment	22	[2]	15	[2]
Interest Income Recognized	$ 2	[2]	$ 2	[2]

[1]	There were no impaired payment plan receivables at December 31, 2012 or 2011
[2]	There were no impaired payment plan receivables during the years ending December 31, 2012 and 2011.